Organization and Business Background (Details) - IPO [Member] - USD ($)		12 Months Ended
	Apr. 04, 2023	Jun. 30, 2023
Organization and Business Background (Details) [Line Items]
Offering price per share	$ 4
Gross proceeds	$ 5,000,000
Net proceeds		$ 4,200,000
Percentage of ordinary share		15.00%
Common Stock [Member]
Organization and Business Background (Details) [Line Items]
Number of ordinary shares	1,250,000
Offering price per share	$ 0.002